CASH AND CASH EQUIVALENTS (Details) دج in Millions		Dec. 31, 2021 USD ($)		Dec. 31, 2021 DZD (دج)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	[2],[3],[4]	Dec. 31, 2018 USD ($)	[3],[4]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents at banks and on hand		$ 1,485,000,000			$ 694,000,000
Cash and cash equivalents with original maturity of less than three months		767,000,000			975,000,000
Cash and cash equivalents	[1]	2,252,000,000			1,669,000,000
Less overdrafts		(13,000,000)			(8,000,000)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows		2,239,000,000	[2]		1,661,000,000	[2],[3],[4]	$ 1,238,000,000		$ 1,810,000,000
Cash and cash equivalents relating to baking operations in Pakistan		2,239,000,000	[2]		1,661,000,000	[2],[3],[4]	$ 1,238,000,000		$ 1,810,000,000
Restricted cash				دج 71.0	0
Investments in money market funds		397,000,000			543,000,000
Overdrafts		13,000,000			$ 8,000,000
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows		98,000,000
Cash and cash equivalents relating to baking operations in Pakistan		$ 98,000,000

[1]	* Certain comparative amounts have been reclassified, refer to Note 24 for further details.
[2]	Overdrawn amount was US$13 (2020: US$8)
[3]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)
[4]	**** Certain comparative amounts have been reclassified ,refer to Note 24 for further details.